Convertible Debt (Details)	9 Months Ended
Sep. 30, 2025 USD ($)
Convertible Debt
Purchase price of convertible promissory notes	$ 5,000,000
Less: unamortized original issuance discount	(179,206)
Less: unamortized debt issuance cost	(120,000)
Net convertible promissory note	$ 4,700,794